2

                                                                   July 29, 2002
                               MARKETOCRACY FUNDS
                                  Supplement to
--------------------------------------------------------------------------------
                        Prospectus Dated October 15, 2001
                       (as supplemented December 19, 2001)

                          The Medical Specialists Fund
                            The Technology Plus Fund
                             The Masters 100SM Fund


Please note the following changes to The Medical Specialists Fund's and The Technology Plus Fund's investment policies on pages 1 and 4 of the Prospectus:


Page 1 of the Prospectus

Principal Strategies
To achieve its goal of long-term growth of capital, the Medical Specialists Fund invests at least 80% of its assets in securities of companies in the medical/healthcare industry.

Page 4 of the Prospectus

Principal Strategies

To achieve its goal of capital appreciation, the Technology Plus Fund invests at least 80% of its total assets in common stocks of technology-related companies of any size, primarily in the United States.



               Please retain this Supplement with the Prospectus.
             The date of this Prospectus Supplement is July 29, 2002



                                                                   July 29, 2002
                               MARKETOCRACY FUNDS
                                  Supplement to
--------------------------------------------------------------------------------
           Statement of Additional Information Dated October 15, 2001
                       (as supplemented December 19, 2001)

                          The Medical Specialists Fund
                            The Technology Plus Fund
                             The Masters 100SM Fund


Please note the following addition to The Medical Specialists Fund's and The Technology Fund's investment restrictions:


Page B-24 of the Statement of Additional Information (SAI)
----------------------------------------------------------

Investment Restrictions

The Medical Specialists Fund and the Technology Plus Fund may not make any change in each Fund's investment policies of investing at least 80% of their net assets in the investments suggests by each Fund's name without first providing their respective shareholders with at least 60 days' prior notice. Unlike the fundamental investment restrictions listed above, this policy is deemed non-fundamental, which means that it may be changed without shareholder approval.



                   Please retain this Supplement with the SAI.
                The date of this SAI Supplement is July 29, 2002